Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Effect of change on profit or loss if currency weakens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	¥ (328)	¥ (178)
Effect of change on profit or loss if currency weakens against foreign currency [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(22)	(26)
Effect of change on profit or loss if currency weakens against foreign currency [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(22)	(23)
Effect of change on profit or loss if currency weakens against foreign currency [member] | KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(12)	(7)
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	328	178
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	22	26
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	22	23
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	12	7
Effect of change on other comprehensive income if currency weakens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(41)	(34)
Effect of change on other comprehensive income if currency strengthens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	¥ 41	¥ 34